Financial Assets At Fair Value Through Profit Or Loss And Stock Loan - (Additional Information) (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 1,249,999,800	$ 1,598,360,400
Listed Equity Shares [member]
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Unrealized gain on stock loan		98,441,000
Unrealized loss on stock loan	334,699,400
Listed Equity Shares [member] | Stock Loan [member]
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Fair value of listed equity shares	$ 1,200,980,200	$ 1,535,679,600
Intermediate Holding Company [member]
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Line Items]
Listed equity investment			$ 660,983,400